Financial Risk Management and Financial Instruments - Liquidity risk (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Market Risk Management and Financial Instruments
Total noncurrent loans	€ 700,568	€ 1,639,813	€ 2,797,277
Loans	34,557,415	20,646,533	28,648,651
Trade accounts payable	33,447,088	30,610,890	24,147,955
Lease liabilities	2,025,193	1,593,975	3,155,469
Other current financial liabilities.,	7,254,176	3,949,072	5,837,124
Current liabilities	87,362,045	62,550,863	€ 68,125,608
Liquidity risk | Up to 1 Year
Market Risk Management and Financial Instruments
Loans	34,733,896	20,778,308
Trade accounts payable	33,447,088	30,610,890
Lease liabilities	2,403,026	1,734,382
Other current financial liabilities.,	7,254,176	3,949,072
Current liabilities	77,838,186	57,072,653
Liquidity risk | Between 1 and 3 Years
Market Risk Management and Financial Instruments
Loans	703,331	1,653,327
Lease liabilities	4,602,149	3,207,209
Current liabilities	5,305,480	4,860,536
Liquidity risk | More Than 3 Years
Market Risk Management and Financial Instruments
Lease liabilities	3,390,779	4,542,080
Current liabilities	€ 3,390,779	€ 4,542,080